Prospectus supplement dated June 21, 2017
to the following prospectus(es):
Nationwide Destination All American Gold 2.0, Nationwide Destination All American Gold NY 2.0, Nationwide Destination B 2.0, Nationwide Destination B NY 2.0, Nationwide Destination EV NY 2.0, Nationwide Destination L NY 2.0, Nationwide Destination Navigator 2.0, Nationwide Destination Navigator NY 2.0, Nationwide Destination Freedom+, Nationwide YourLife Protection VUL - New York, Nationwide YourLife Accumulation VUL - New York, Nationwide YourLife Survivorship VUL - New York, Nationwide YourLife Protection VUL - NLAIC, Marathon Performance VUL, Nationwide YourLife Accumulation VUL - NLAIC, Nationwide YourLife Survivorship VUL, BOA IV, BOA America's Vision Annuity, BOA America's Future Annuity II, BOA Achiever Annuity, America's Horizon Annuity, BOA Future Venue Annuity, Nationwide Heritage Annuity, BOA Elite Venue Annuity, Nationwide Destination All American Gold, Compass All American Gold, Key All American Gold, M&T All American Gold, Wells Fargo Gold Variable Annuity, Nationwide Destination B, Nationwide Destination C, Nationwide Destination EV 2.0, Nationwide Destination L, Nationwide Destination L 2.0, America's marketFLEX Advisor Annuity, America's marketFLEX II Annuity, America's marketFlex Edge Annuity, BOA All American Annuity, M&T All American, Compass All American, BOA America's Future Annuity, The BB&T Future Annuity, BOA V, BOA FPVUL, BOA Next Generation FPVUL, BOA ChoiceLife FPVUL, BOA Next Generation II FPVUL, NLIC Options Plus, NLIC Options Premier, and NLIC Options prospectus dated May 1, 2017
America's marketFLEX Annuity and BOA America's Exclusive Annuity II dated May 1, 2016
BOA America's Income Annuity and BOA Advisor Variable Annuity dated May 1, 2014
BOA Choice Venue Annuity II, Nationwide Income Architect Annuity, Nationwide Destination EV, Nationwide Destination Navigator, Nationwide Destination Navigator (New York), BOA Choice Venue Annuity, BOA Choice Annuity, and Paine Webber Choice Annuity dated May 1, 2013
Schwab Income Choice Variable Annuity dated May 1, 2012
Schwab Custom Solutions Variable Annuity dated May 1, 2010
BOA Last Survivorship II, BOA ChoiceLife Survivorship, BOA ChoiceLife Survivorship II, Next Generation Survivorship Life, BOA Protection Survivorship Life, BOA ChoiceLife Protection, and Marathon VUL (NLAIC) dated May 1, 2009
Nationwide Enterprise The Best of America Annuity, BOA TruAccord Variable Annuity, Market Street VIP/2 Annuity (NLAIC), BOA MSPVL, BOA MSPVL II (BOA MSPVL Future), BOA Protection FPVUL, BOA ChoiceLife Protection FPVUL, Nationwide Options Select - New York, Survivor Options Premier (NLIC), Survivor Options Elite (NLIC), Nationwide Options Select AO, Survivor Options Premier (NLAIC), and Options Premier (NLAIC) dated May 1, 2008
BOA Exclusive Annuity dated May 1, 2004
ElitePRO LTD and ElitePRO Classic dated May 1, 2003
VIP Extra Credit Annuity (NLIC), Market Street VIP/2 Annuity (NLIC), VIP Extra Credit Annuity (NLAIC), and Options VL (NLAIC) dated May 1, 2002
VIP Premier DCA Annuity (NLIC) and VIP Premier DCA Annuity (NLAIC) dated November 1, 2001
Options VIP Annuity (NLAIC) dated May 1, 2001
Survivor Options Plus (NLIC), Special Product (NLIC), and Survivor Options VL (NLAIC) dated May 1, 2000
PROS-0365

VIP Annuity (NLIC) and VIP Annuity (NLAIC) dated May 2, 1994
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
On June 14, 2017, the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust") approved the termination of J.P. Morgan Investment Management Inc. ("JPMorgan") as a subadviser to the NVIT Multi-Manager International Value Fund (the "Fund") and approved the appointment of Thompson, Siegel & Walmsley LLC ("TSW") as a new subadviser to the Fund. This change is anticipated to take effect on or about July 10, 2017 (the "Effective Date").
PROS-0365